Stock Based Compensation - Stock-based Compensation Expense Recognized (Details) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation
Compensation expense recognized			$ 1,237	$ 6,680
Research and Development Expense [Member]
Stock Based Compensation
Compensation expense recognized	$ 400		181	361
Selling and Marketing Expense [Member]
Stock Based Compensation
Compensation expense recognized	700		111	114
General and Administrative Expense [Member]
Stock Based Compensation
Compensation expense recognized	$ 2,300	$ 500	$ 945	$ 6,205